EQUITY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended	3 Months Ended			12 Months Ended
	Mar. 16, 2023	Mar. 29, 2021	Jun. 22, 2020	Mar. 15, 2020	Feb. 29, 2020	Mar. 31, 2024	Mar. 31, 2023	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Jan. 20, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares authorized						300,000,000			300,000,000	300,000,000
Common stock par value, per share						$ 0.001			$ 0.001	$ 0.001
Options grant during the period									986,000	479,000
Weighted average exercise price									$ 3.15	$ 4.50
Underlying value of ordinary shares									$ 3
Expected volatility minimum									88.00%
Expected volatility maximum									90.00%
Term of the options (years)									7 years
Risk-free interest rate minimum									3.93%
Risk-free interest rate maximum									4.47%
Compensation expense						$ 500	$ 348		$ 1,664	$ 1,638
Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized									260,000
Share-Based Payment Arrangement, Option [Member] | Prof Goldwasser [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized									150,000	45,000
Equity Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price									$ 2.37
Stock option award cost not yet recognized									$ 1,930
Stock option award weighted average period									1 year 4 months 17 days
Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options grant during the period									25,000
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value									$ 75
Share-based compensation arrangement by share-based payment award, options, vested in period, fair value									$ 70
Estimated average period									1 year 1 month 24 days
Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price ($)									$ 3
Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price ($)									$ 4.5
2020 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options grant during the period									986,000	479,000
Stock option vested term									7 years
2020 Share Incentive Plan [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option vested term									3 years
2020 Share Incentive Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock option vested term									4 years
Stock Purchase Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of units	3,294,117
Purchase price	$ 4.25
Aggregate purchase price	$ 14,000
Stock Purchase Agreements [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock par value, per share	$ 0.001
Stock Purchase Agreements [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price	$ 5.50
Board of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock shares authorized											225,000,000
Common stock par value, per share											$ 0.001
Board of Directors [Member] | 2020 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options grant during the period				64,099			1,000,000	777,778
Investment C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of units		2,469,156
Investors C [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceeds from issuance of common stock		$ 20,000
Sale of stock, description		Each such unit consists of (i) one share of common stock and (ii) one warrant to purchase one share of common stock with an exercise price of $10.35 per share.
Exercise price		$ 10.35
Warrants and rights outstanding, maturity date		Mar. 31, 2026
Common stock percent		135.00%
Employees, Consultants, Directors and Other Service Providers [Member] | 2020 Share Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options grant during the period			401,950		580,890
Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized									225,000	400,000
Employee and Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Compensation expense									$ 1,664	$ 1,638